Shareholder Report, Holdings (Details)	Aug. 31, 2024
PGIM ESG High Yield Fund - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG High Yield Fund - Class A [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM ESG High Yield Fund - Class A [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM ESG High Yield Fund - Class A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM ESG High Yield Fund - Class A [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
PGIM ESG High Yield Fund - Class A [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
PGIM ESG High Yield Fund - Class A [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
PGIM ESG High Yield Fund - Class A [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM ESG High Yield Fund - Class A [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM ESG High Yield Fund - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG High Yield Fund - Class C [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM ESG High Yield Fund - Class C [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM ESG High Yield Fund - Class C [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM ESG High Yield Fund - Class C [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
PGIM ESG High Yield Fund - Class C [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
PGIM ESG High Yield Fund - Class C [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
PGIM ESG High Yield Fund - Class C [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM ESG High Yield Fund - Class C [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM ESG High Yield Fund - Class Z [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG High Yield Fund - Class Z [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM ESG High Yield Fund - Class Z [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM ESG High Yield Fund - Class Z [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM ESG High Yield Fund - Class Z [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
PGIM ESG High Yield Fund - Class Z [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
PGIM ESG High Yield Fund - Class Z [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
PGIM ESG High Yield Fund - Class Z [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM ESG High Yield Fund - Class Z [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM ESG High Yield Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM ESG High Yield Fund - Class R6 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	9.50%
PGIM ESG High Yield Fund - Class R6 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
PGIM ESG High Yield Fund - Class R6 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	7.10%
PGIM ESG High Yield Fund - Class R6 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	47.00%
PGIM ESG High Yield Fund - Class R6 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	21.30%
PGIM ESG High Yield Fund - Class R6 [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
PGIM ESG High Yield Fund - Class R6 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
PGIM ESG High Yield Fund - Class R6 [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
PGIM Short Duration High Yield Income Fund - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class A [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM Short Duration High Yield Income Fund - Class A [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Short Duration High Yield Income Fund - Class A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
PGIM Short Duration High Yield Income Fund - Class A [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
PGIM Short Duration High Yield Income Fund - Class A [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
PGIM Short Duration High Yield Income Fund - Class A [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Short Duration High Yield Income Fund - Class A [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Short Duration High Yield Income Fund - Class A [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM Short Duration High Yield Income Fund - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class C [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM Short Duration High Yield Income Fund - Class C [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Short Duration High Yield Income Fund - Class C [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
PGIM Short Duration High Yield Income Fund - Class C [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
PGIM Short Duration High Yield Income Fund - Class C [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
PGIM Short Duration High Yield Income Fund - Class C [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Short Duration High Yield Income Fund - Class C [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Short Duration High Yield Income Fund - Class C [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM Short Duration High Yield Income Fund - Class Z [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class Z [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM Short Duration High Yield Income Fund - Class Z [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Short Duration High Yield Income Fund - Class Z [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
PGIM Short Duration High Yield Income Fund - Class Z [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
PGIM Short Duration High Yield Income Fund - Class Z [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
PGIM Short Duration High Yield Income Fund - Class Z [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Short Duration High Yield Income Fund - Class Z [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Short Duration High Yield Income Fund - Class Z [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM Short Duration High Yield Income Fund - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short Duration High Yield Income Fund - Class R6 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	4.80%
PGIM Short Duration High Yield Income Fund - Class R6 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%
PGIM Short Duration High Yield Income Fund - Class R6 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
PGIM Short Duration High Yield Income Fund - Class R6 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	48.70%
PGIM Short Duration High Yield Income Fund - Class R6 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	26.70%
PGIM Short Duration High Yield Income Fund - Class R6 [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%
PGIM Short Duration High Yield Income Fund - Class R6 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM Short Duration High Yield Income Fund - Class R6 [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.70%
PGIM HIGH YIELD FUND - Class A [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class A [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
PGIM HIGH YIELD FUND - Class A [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - Class A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM HIGH YIELD FUND - Class A [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class A [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
PGIM HIGH YIELD FUND - Class A [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM HIGH YIELD FUND - Class A [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM HIGH YIELD FUND - Class A [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM HIGH YIELD FUND - Class A [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class C [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class C [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
PGIM HIGH YIELD FUND - Class C [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - Class C [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM HIGH YIELD FUND - Class C [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class C [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
PGIM HIGH YIELD FUND - Class C [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM HIGH YIELD FUND - Class C [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM HIGH YIELD FUND - Class C [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM HIGH YIELD FUND - Class C [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class R [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class R [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
PGIM HIGH YIELD FUND - Class R [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - Class R [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM HIGH YIELD FUND - Class R [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class R [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
PGIM HIGH YIELD FUND - Class R [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM HIGH YIELD FUND - Class R [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM HIGH YIELD FUND - Class R [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM HIGH YIELD FUND - Class R [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class Z [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class Z [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
PGIM HIGH YIELD FUND - Class Z [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - Class Z [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM HIGH YIELD FUND - Class Z [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class Z [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
PGIM HIGH YIELD FUND - Class Z [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM HIGH YIELD FUND - Class Z [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM HIGH YIELD FUND - Class Z [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM HIGH YIELD FUND - Class Z [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class R2 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class R2 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
PGIM HIGH YIELD FUND - Class R2 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - Class R2 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM HIGH YIELD FUND - Class R2 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class R2 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
PGIM HIGH YIELD FUND - Class R2 [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM HIGH YIELD FUND - Class R2 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM HIGH YIELD FUND - Class R2 [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM HIGH YIELD FUND - Class R2 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class R4 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class R4 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
PGIM HIGH YIELD FUND - Class R4 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - Class R4 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM HIGH YIELD FUND - Class R4 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class R4 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
PGIM HIGH YIELD FUND - Class R4 [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM HIGH YIELD FUND - Class R4 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM HIGH YIELD FUND - Class R4 [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM HIGH YIELD FUND - Class R4 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM HIGH YIELD FUND - Class R6 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM HIGH YIELD FUND - Class R6 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	6.10%
PGIM HIGH YIELD FUND - Class R6 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM HIGH YIELD FUND - Class R6 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	5.50%
PGIM HIGH YIELD FUND - Class R6 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	45.70%
PGIM HIGH YIELD FUND - Class R6 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	24.10%
PGIM HIGH YIELD FUND - Class R6 [Member] | CCC [Member]
Holdings [Line Items]
Percent of Total Investments	11.30%
PGIM HIGH YIELD FUND - Class R6 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	5.90%
PGIM HIGH YIELD FUND - Class R6 [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
PGIM HIGH YIELD FUND - Class R6 [Member] | CC [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%